Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39127
Entity Registrant Name	Canaan Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	28 Ayer Rajah Crescent #06-08
Entity Address, Country	SG
Entity Address, Postal Zip Code	S139959
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001780652
Amendment Flag	false
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Beijing, China
Class A ordinary shares
Document Information [Line Items]
Title of each class	Class A ordinary shares, par value US$0.00000005 per share*
Name of each exchange on which registered	NASDAQ
Entity Common Stock, Shares Outstanding	3,460,454,223
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	311,624,444
ADS
Document Information [Line Items]
Title of each class	American Depositary Shares, each representing 15Class A ordinary share
Trading Symbol	CAN
Name of each exchange on which registered	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Ayer Rajah Crescent #06-08
Entity Address, Country	SG
Entity Address, Postal Zip Code	S139959
Contact Personnel Name	James Jin Cheng, Chief Financial Officer
City Area Code	+65
Local Phone Number	6305 6618
Contact Personnel Email Address	IR@canaan-creative.com